SCHEDULE OF ANNUAL UNDISCOUNTED CASH FLOW OF THE OPERATING LEASE LIABILITIES (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Leases
2026	$ 14,844	¥ 105,670
2027	15,586	110,954
2028	8,164	58,119
2029
2030
2031 and thereafter
Less: imputed interest	(1,515)	(10,782)
Total operating lease liabilities	37,079	263,961
Less: current operating lease liabilities	13,916	99,065	¥ 95,003
Non-current operating lease liabilities	$ 23,163	¥ 164,896